CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2021
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
Schedule of cloud infrastructure construction in progress

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
Cloud infrastructure construction in progress	289,788	157,083	24,650